UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Dividend Growth Fund

Growth Opportunities Fund

Small Cap Value Fund

For the six-month period ended May 31, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

9	Dividend Growth Fund

13	Growth Opportunities Fund

17	Small Cap Value Fund

21	Statements of Assets and Liabilities

23	Statements of Operations

24	Statements of Changes in Net Assets

26	Financial Highlights

38	Notes to Financial Statements

54	Supplemental Information to Shareholders

Lord Abbett Research Fund

Lord Abbett Dividend Growth Fund,

Lord Abbett Growth Opportunities Fund, and

Lord Abbett Small Cap Value Fund

Semiannual Report

For the six-month period ended May 31, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Director, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 through May 31, 2021).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 12/1/20 – 5/31/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dividend Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,142.10	$4.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.63
Class C
Actual	$1,000.00	$1,138.00	$8.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.60	$8.40
Class F
Actual	$1,000.00	$1,143.70	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class F3
Actual	$1,000.00	$1,143.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02
Class I
Actual	$1,000.00	$1,143.00	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.59	$3.38
Class P
Actual	$1,000.00	$1,141.30	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.64
Class R2
Actual	$1,000.00	$1,140.30	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.39
Class R3
Actual	$1,000.00	$1,140.40	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.89
Class R4
Actual	$1,000.00	$1,142.30	$4.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.28
Class R5
Actual	$1,000.00	$1,143.70	$3.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.89	$3.07
Class R6
Actual	$1,000.00	$1,143.50	$3.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.94	$3.02

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.67% for Class C, 0.67% for Class F, 0.60% for Class F3, 0.67% for Class I, 1.12% for Class P, 1.27% for Class R2, 1.17% for Class R3, 0.85% for Class R4, 0.61% for Class R5 and 0.60% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Communication Services	5.82%
Consumer Discretionary	10.83%
Consumer Staples	7.40%
Energy	3.07%
Financials	15.83%
Health Care	9.97%
Industrials	16.72%
Information Technology	21.60%
Materials	2.81%
Real Estate	1.45%
Utilities	2.71%
Repurchase Agreements	1.79%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,049.60	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class C
Actual	$1,000.00	$1,045.80	$9.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.91	$9.10
Class F
Actual	$1,000.00	$1,050.40	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class F3*
Actual	$1,000.00	$1,051.20	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73
Class I
Actual	$1,000.00	$1,051.00	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class P
Actual	$1,000.00	$1,048.60	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.34
Class R2
Actual	$1,000.00	$1,047.70	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R3
Actual	$1,000.00	$1,048.20	$6.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$6.59
Class R4
Actual	$1,000.00	$1,049.60	$5.42
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.65	$5.34
Class R5
Actual	$1,000.00	$1,050.90	$4.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.89	$4.08
Class R6*
Actual	$1,000.00	$1,051.20	$3.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.24	$3.73

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.81% for C, 0.91% for Class F, 0.74% for Class F3, 0.81% for Class I, 1.26% for Class P, 1.41% for Class R2, 1.31% for Class R3, 1.06% for Class R4, 0.81% for Class R5 and 0.74% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.73% for Classes F3 and R6. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$3.73	$3.68
Class R6	$3.73	$3.68

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Communication Services	6.25%
Consumer Discretionary	11.60%
Consumer Staples	3.89%
Financials	5.49%
Health Care	20.77%
Industrials	12.42%
Information Technology	32.23%
Materials	4.37%
Real Estate	1.59%
Repurchase Agreements	1.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/20	5/31/21	12/1/20 – 5/31/21
Class A
Actual	$1,000.00	$1,324.00	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class C
Actual	$1,000.00	$1,320.30	$10.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.46	$9.55
Class F
Actual	$1,000.00	$1,325.00	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class F3
Actual	$1,000.00	$1,326.30	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23
Class I
Actual	$1,000.00	$1,325.90	$5.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.58
Class P
Actual	$1,000.00	$1,323.00	$7.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.84
Class R2
Actual	$1,000.00	$1,321.60	$8.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.40	$7.59
Class R3
Actual	$1,000.00	$1,322.30	$8.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.90	$7.09
Class R4
Actual	$1,000.00	$1,324.20	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.15	$5.84
Class R5
Actual	$1,000.00	$1,326.00	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.44	$4.53
Class R6
Actual	$1,000.00	$1,326.50	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.74	$4.23

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.16% for Class A, 1.90% for C, 1.00% for Class F, 0.84% for Class F3, 0.91% for Class I, 1.36% for Class P, 1.51% for Class R2, 1.41% for Class R3, 1.16% for Class R4, 0.90% for Class R5 and 0.84% for Class R6) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2021

Sector*	%**
Automotive	1.57%
Communication Services	5.77%
Consumer Discretionary	10.21%
Consumer Staples	3.11%
Energy	5.69%
Financials	25.08%
Health Care	3.72%
Industrials	17.64%
Information Technology	9.59%
Materials	5.75%
Real Estate	6.76%
Technology & Electronics	1.50%
Transportation	0.97%
Utilities	1.42%
Repurchase Agreements	0.10%
Money Market Funds(a)	1.01%
Time Deposits(a)	0.11%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash
collateral from loaned securities.

Schedule of Investments (unaudited)

DIVIDEND GROWTH FUND May 31, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.29%

Aerospace & Defense 3.96%
Northrop Grumman Corp.	162,000	$59,271
Raytheon Technologies Corp.	754,941	66,971
Total		126,242

Air Freight & Logistics 1.63%
FedEx Corp.	165,500	52,101

Banks 4.12%
JPMorgan Chase & Co.	800,700	131,507

Beverages 2.12%
Coca-Cola Co. (The)	1,224,179	67,685

Biotechnology 1.37%
AbbVie, Inc.	385,007	43,583

Building Products 1.40%
Masco Corp.	740,400	44,654

Capital Markets 9.02%
Ameriprise Financial, Inc.	265,100	68,884
BlackRock, Inc.	71,000	62,270
MarketAxess Holdings, Inc.	49,600	23,140
Moody’s Corp.	105,700	35,446
Morgan Stanley	577,400	52,515
S&P Global, Inc.	119,100	45,195
Total		287,450

Chemicals 2.15%
Air Products & Chemicals, Inc.	229,100	68,652

Consumer Finance 1.59%
Discover Financial Services	432,300	50,691

Distributors 1.31%
Pool Corp.	95,800	41,821

Diversified Telecommunication Services 1.69%
Verizon Communications, Inc.	951,500	53,750

Electric: Utilities 1.76%
NextEra Energy, Inc.	764,300	55,962
		Fair
		Value
Investments	Shares	(000)
Entertainment 2.04%
Activision Blizzard, Inc.	239,688	$23,310
Walt Disney Co. (The)*	233,800	41,768
Total		65,078

Equity Real Estate Investment Trusts 1.45%
American Tower Corp.	180,900	46,213

Food & Staples Retailing 3.43%
Sysco Corp.	704,000	57,024
Walmart, Inc.	368,770	52,376
Total		109,400

Health Care Equipment & Supplies 4.11%
Abbott Laboratories	311,800	36,371
Danaher Corp.	214,600	54,968
West Pharmaceutical Services, Inc.	114,200	39,686
Total		131,025

Health Care Providers & Services 1.65%
UnitedHealth Group, Inc.	127,500	52,520

Hotels, Restaurants & Leisure 1.44%
McDonald’s Corp.	196,026	45,848

Industrial Conglomerates 1.78%
Honeywell International, Inc.	246,100	56,827

Information Technology Services 4.22%
Accenture plc Class A (Ireland)(a)	168,800	47,628
Jack Henry & Associates, Inc.	196,300	30,260
Visa, Inc. Class A	248,900	56,575
Total		134,463

Insurance 1.12%
Chubb Ltd. (Switzerland)(a)	210,000	35,698

Life Sciences Tools & Services 1.21%
Agilent Technologies, Inc.	279,900	38,663

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
Machinery 4.07%
Dover Corp.	361,900	$54,466
Illinois Tool Works, Inc.	179,600	41,624
Stanley Black & Decker, Inc.	155,800	33,777
Total		129,867

Media 2.10%
Comcast Corp. Class A	1,167,400	66,939

Metals & Mining 0.66%
Reliance Steel & Aluminum Co.	124,500	20,925

Multi-Line Retail 1.33%
Dollar General Corp.	208,300	42,277

Multi-Utilities 0.96%
CMS Energy Corp.	488,100	30,623

Oil, Gas & Consumable Fuels 3.07%
Marathon Petroleum Corp.	981,000	60,626
Total SE ADR	800,900	37,394
Total		98,020

Personal Products 1.85%
Estee Lauder Cos., Inc. (The) Class A	192,900	59,128

Pharmaceuticals 1.64%
Johnson & Johnson	99,023	16,759
Zoetis, Inc.	201,600	35,619
Total		52,378

Road & Rail 3.88%
J.B. Hunt Transport Services, Inc.	296,900	50,930
Union Pacific Corp.	324,300	72,880
Total		123,810
		Fair
		Value
Investments	Shares	(000)
Semiconductors & Semiconductor Equipment 9.10%
Analog Devices, Inc.	326,400	$53,725
KLA Corp.	129,900	41,164
Microchip Technology, Inc.	356,267	55,916
NVIDIA Corp.	88,500	57,506
Texas Instruments, Inc.	431,300	81,869
Total		290,180

Software 6.79%
Intuit, Inc.	104,300	45,797
Microsoft Corp.	684,200	170,831
Total		216,628

Specialty Retail 4.89%
Home Depot, Inc. (The)	99,400	31,699
Lowe’s Cos., Inc.	356,675	69,491
TJX Cos., Inc. (The)	812,300	54,863
Total		156,053

Technology Hardware, Storage & Peripherals 1.51%
Apple, Inc.	385,400	48,025

Textiles, Apparel & Luxury Goods 1.87%
NIKE, Inc. Class B	437,300	59,674
Total Common Stocks (cost $2,267,944,172)		3,134,360

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH FUND May 31, 2021

	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENTS 1.79%

Repurchase Agreements
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $48,008,700 of U.S. Treasury Inflation Indexed Note 0.125% due 07/15/2024 value: $58,196,962; proceeds: $57,055,768 (cost $57,055,768)	$57,056	$57,056
Total Investments in Securities 100.08% (cost $2,324,999,940)		3,191,416
Liabilities in Excess of Other Assets(b) (0.08)%		(2,577)
Net Assets 100.00%		$3,188,839

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at May 31, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
E-Mini S&P 500 Index	June 2021	211	Long	$43,260,636	$44,335,320	$1,074,684

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$3,134,360	$–	$–	$3,134,360
Short-Term Investments
Repurchase Agreements	–	57,056	–	57,056
Total	$3,134,360	$57,056	$–	$3,191,416

Other Financial Instruments
Futures Contracts
Assets	$1,075	$–	$–	$1,075
Liabilities	–	–	–	–
Total	$1,075	$–	$–	$1,075

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.41%

Aerospace & Defense 3.33%
CAE, Inc. (Canada)*(a)	369,378	$11,451
TransDigm Group, Inc.*	24,488	15,889
Total		27,340

Air Freight & Logistics 0.50%
XPO Logistics, Inc.*	28,077	4,125

Banks 1.81%
First Republic Bank	45,334	8,679
Western Alliance Bancorp	61,626	6,163
Total		14,842

Beverages 1.34%
Boston Beer Co., Inc. (The) Class A*	2,813	2,977
Brown-Forman Corp. Class B	99,657	8,008
Total		10,985

Biotechnology 4.42%
Arena Pharmaceuticals, Inc.*	38,037	2,325
Argenx SE ADR*	12,427	3,467
Genmab A/S ADR*	142,079	5,771
Mirati Therapeutics, Inc.*	25,300	4,001
Natera, Inc.*	82,005	7,720
Rocket Pharmaceuticals, Inc.*	49,204	2,091
Seagen, Inc.*	56,456	8,771
TG Therapeutics, Inc.*	63,216	2,204
Total		36,350

Capital Markets 2.70%
MarketAxess Holdings, Inc.	19,349	9,027
Moody’s Corp.	12,540	4,205
MSCI, Inc.	19,101	8,942
Total		22,174

Chemicals 0.41%
FMC Corp.	29,216	3,409

Construction Materials 1.50%
Vulcan Materials Co.	67,326	12,342
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 2.44%
Avery Dennison Corp.	35,134	$7,748
Ball Corp.	150,059	12,329
Total		20,077

Diversified Consumer Services 1.70%
Bright Horizons Family Solutions, Inc.*	54,625	7,551
Chegg, Inc.*	83,717	6,439
Total		13,990

Electrical Equipment 1.14%
AMETEK, Inc.	69,143	9,341

Electronic Equipment, Instruments & Components 2.72%
Amphenol Corp. Class A	207,755	13,974
Trimble, Inc.*	107,726	8,380
Total		22,354

Entertainment 2.91%
Roku, Inc.*	37,035	12,840
Take-Two Interactive Software, Inc.*	35,094	6,512
Warner Music Group Corp. Class A	126,020	4,523
Total		23,875

Equity Real Estate Investment Trusts 1.58%
SBA Communications Corp.	43,631	13,007

Food & Staples Retailing 0.65%
Sysco Corp.	65,790	5,329

Health Care Equipment & Supplies 7.93%
Align Technology, Inc.*	36,484	21,531
DexCom, Inc.*	24,866	9,185
IDEXX Laboratories, Inc.*	19,787	11,043
Insulet Corp.*	18,428	4,970
Outset Medical, Inc.*	65,012	3,138
West Pharmaceutical Services, Inc.	30,025	10,434
Zimmer Biomet Holdings, Inc.	28,938	4,871
Total		65,172

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
Health Care Providers & Services 0.35%
Guardant Health, Inc.*	23,038	$2,859

Health Care Technology 1.74%
Veeva Systems, Inc. Class A*	49,036	14,286

Hotels, Restaurants & Leisure 3.28%
Chipotle Mexican Grill, Inc.*	10,023	13,751
Hilton Worldwide Holdings, Inc.*	57,038	7,145
Wingstop, Inc.	42,209	6,023
Total		26,919

Household Products 1.29%
Church & Dwight Co., Inc.	123,438	10,582

Industrial Conglomerates 0.97%
Roper Technologies, Inc.	17,696	7,963

Information Technology Services 8.13%
FleetCor Technologies, Inc.*	42,949	11,787
Genpact Ltd.	205,294	9,390
Global Payments, Inc.	57,748	11,186
Jack Henry & Associates, Inc.	70,306	10,838
Twilio, Inc. Class A*	57,323	19,261
Wix.com Ltd. (Israel)*(a)	16,499	4,287
Total		66,749

Insurance 0.97%
Goosehead Insurance, Inc. Class A	88,969	7,996

Interactive Media & Services 3.33%
Match Group, Inc.*	94,358	13,529
Pinterest, Inc. Class A*	96,916	6,329
Snap, Inc. Class A*	120,830	7,506
Total		27,364

Internet & Direct Marketing Retail 1.47%
Chewy, Inc. Class A*	46,632	3,433
Etsy, Inc.*	52,318	8,618
Total		12,051
			Fair
			Value
Investments	Shares		(000)
Life Sciences Tools & Services 4.99%
10X Genomics, Inc. Class A*		48,618	$8,751
Bio-Rad Laboratories, Inc. Class A*		14,076	8,479
Charles River Laboratories International, Inc.*		26,235	8,867
Maravai LifeSciences Holdings, Inc. Class A*		159,461	5,986
Quanterix Corp.*		39,389	2,028
Repligen Corp.*		37,558	6,859
Total			40,970

Machinery 2.90%
Fortive Corp.		116,316	8,435
Parker-Hannifin Corp.		20,050	6,179
Stanley Black & Decker, Inc.		42,583	9,232
Total			23,846

Multi-Line Retail 1.06%
Dollar Tree, Inc.*		89,248	8,702

Personal Products 0.61%
Shiseido Co., Ltd.(b)	JPY	68,664	4,977

Pharmaceuticals 1.29%
Zoetis, Inc.		59,806	10,567

Road & Rail 3.56%
J.B. Hunt Transport Services, Inc.		54,008	9,265
Lyft, Inc. Class A*		90,234	5,151
Old Dominion Freight Line, Inc.		55,727	14,793
Total			29,209

Semiconductors & Semiconductor Equipment 6.73%
Analog Devices, Inc.		76,918	12,661
Enphase Energy, Inc.*		47,694	6,823
Lam Research Corp.		19,609	12,743
Microchip Technology, Inc.		80,651	12,658
NXP Semiconductors NV (Netherlands)(a)		49,051	10,370
Total			55,255

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
Software 14.59%
Anaplan, Inc.*	28,035	$1,444
Crowdstrike Holdings, Inc. Class A*	31,546	7,008
Datadog, Inc. Class A*	28,854	2,627
DocuSign, Inc.*	69,355	13,983
Dynatrace, Inc.*	128,715	6,660
Everbridge, Inc.*	62,069	7,293
Fair Isaac Corp.*	23,925	12,108
HubSpot, Inc.*	23,580	11,893
Palo Alto Networks, Inc.*	34,960	12,699
Paycom Software, Inc.*	31,398	10,349
RingCentral, Inc. Class A*	58,826	15,440
Splunk, Inc.*	56,764	6,880
Zendesk, Inc.*	83,791	11,451
Total		119,835

Specialty Retail 2.90%
Burlington Stores, Inc.*	49,733	16,082
Tractor Supply Co.	42,440	7,712
Total		23,794

Textiles, Apparel & Luxury Goods 1.17%
Canada Goose Holdings, Inc. (Canada)*(a)	72,374	2,919
Lululemon Athletica, Inc. (Canada)*(a)	20,851	6,737
Total		9,656
Total Common Stocks (cost $522,765,650)		808,292
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENTS 1.39%

Repurchase Agreements
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $11,638,000 of U.S. Treasury Note at 0.125% due 1/15/2024; value: $11,608,792; proceeds: $11,381,079 (cost $11,381,079)	$11,381	$11,381
Total Investments in Securities 99.80% (cost $534,146,729)		819,673
Other Assets in Excess of Liabilities 0.20%		1,643
Net Assets 100.00%		$821,316

JPY	Japanese yen.
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$808,292	$–	$–	$808,292
Short- Term Investments
Repurchase Agreements	–	11,381	–	11,381
Total	$808,292	$11,381	$–	$819,673

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)

SMALL CAP VALUE FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 99.56%

Airlines 0.98%
Hawaiian Holdings, Inc.*	289,914	$7,480

Auto Components 2.59%
American Axle & Manufacturing Holdings, Inc.*	1,117,512	12,516
Dorman Products, Inc.*	71,495	7,320
Total		19,836

Automobiles 1.58%
Harley-Davidson, Inc.	249,172	12,077

Banks 13.92%
Bancorp, Inc. (The)*	931,879	22,589
Bank of Hawaii Corp.	103,569	9,294
BankUnited, Inc.	254,500	12,163
Camden National Corp.	235,201	11,200
Pacific Premier Bancorp, Inc.	248,873	11,441
PacWest Bancorp	283,149	12,790
TriState Capital Holdings, Inc.*	522,013	12,001
Triumph Bancorp, Inc.*	180,538	15,120
Total		106,598

Building Products 1.63%
Masonite International Corp.*	104,503	12,493

Capital Markets 4.87%
Moelis & Co. Class A	206,500	11,087
Sculptor Capital Management, Inc.	549,248	14,352
Victory Capital Holdings, Inc. Class A	394,435	11,841
Total		37,280
		Fair
		Value
Investments	Shares	(000)
Chemicals 4.79%
Avient Corp.	281,984	$14,657
Chase Corp.	67,866	7,194
Valvoline, Inc.	449,900	14,847
Total		36,698

Commercial Services & Supplies 2.60%
RR Donnelley & Sons Co.*	1,742,414	11,169
SP Plus Corp.*	266,775	8,721
Total		19,890

Containers & Packaging 1.00%
Pactiv Evergreen, Inc.	516,890	7,671

Electric: Utilities 1.43%
IDACORP, Inc.	112,064	10,977

Electrical Equipment 1.49%
GrafTech International Ltd.	857,186	11,383

Electronic Equipment, Instruments & Components 1.81%
Advanced Energy Industries,Inc.	59,436	6,063
Avnet, Inc.	177,300	7,812
Total		13,875

Energy Equipment & Services 1.02%
Cactus, Inc. Class A	223,400	7,828

Entertainment 1.59%
Marcus Corp. (The)*(a)	577,342	12,188

Equity Real Estate Investment Trusts 4.58%
CoreSite Realty Corp.	53,167	6,446
Outfront Media, Inc.*	303,090	7,256
STAG Industrial, Inc.	321,600	11,484
Sunstone Hotel Investors, Inc.*	785,646	9,868
Total		35,054

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
Health Care Equipment & Supplies 1.60%
NuVasive, Inc.*	179,501	$12,242

Health Care Providers & Services 2.15%
AMN Healthcare Services, Inc.*	96,838	8,589
Covetrus, Inc.*	283,117	7,854
Total		16,443

Hotels, Restaurants & Leisure 3.09%
Bally’s Corp.*	182,841	10,610
Caesars Entertainment, Inc.*	121,636	13,070
Total		23,680

Household Durables 0.97%
Purple Innovation, Inc.*	261,647	7,462

Household Products 1.90%
Spectrum Brands Holdings, Inc.	163,341	14,519

Information Technology Services 3.68%
Alliance Data Systems Corp.	95,408	11,549
International Money Express, Inc.*	1,087,983	16,614
Total		28,163

Insurance 2.70%
American Equity Investment Life Holding Co.	316,035	9,639
Stewart Information Services Corp.	183,470	11,072
Total		20,711

Interactive Media & Services 1.49%
Cars.com, Inc.*	782,711	11,435

Leisure Products 0.92%
Malibu Boats, Inc. Class A*	89,551	7,023
			Fair
			Value
Investments	Shares		(000)
Machinery 10.25%
Alamo Group, Inc.		56,790	$8,756
Allison Transmission Holdings, Inc.		272,680	11,537
Blue Bird Corp.*		465,195	12,169
Columbus McKinnon Corp.		241,500	12,244
Crane Co.		164,990	15,755
Hillenbrand, Inc.		164,229	7,489
Miller Industries, Inc.		250,984	10,504
Total			78,454

Media 2.73%
Criteo SA ADR*		253,832	9,453
EW Scripps Co. (The) Class A		538,200	11,415
Total			20,868

Oil, Gas & Consumable Fuels 4.72%
Centennial Resource Development, Inc. Class A*		1,458,438	7,715
Diamond S Shipping, Inc.*		737,354	7,882
MEG Energy Corp.*(b)	CAD	1,818,600	12,073
Par Pacific Holdings, Inc.*		606,439	8,442
Total			36,112

Professional Services 0.52%
TrueBlue, Inc.*		145,714	3,953

Real Estate Management & Development 2.24%
Marcus & Millichap, Inc.*		166,258	6,534
Realogy Holdings Corp.*		597,684	10,585
Total			17,119

Semiconductors & Semiconductor Equipment 2.52%
Ichor Holdings Ltd.*		129,610	7,292
Silicon Motion Technology Corp. ADR		181,379	11,965
Total			19,257

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SMALL CAP VALUE FUND May 31, 2021

		Fair
		Value
Investments	Shares	(000)
Software 0.90%
American Software, Inc. Class A	341,145	$6,864

Specialty Retail 2.71%
Sally Beauty Holdings, Inc.*	692,203	15,097
Williams-Sonoma, Inc.	33,539	5,686
Total		20,783

Technology Hardware, Storage & Peripherals 2.27%
Diebold Nixdorf, Inc.*	680,711	9,217
Immersion Corp.*	954,739	8,163
Total		17,380

Thrifts & Mortgage Finance 3.78%
Axos Financial, Inc.*	251,290	11,914
Essent Group Ltd.	158,800	7,597
Flagstar Bancorp, Inc.	205,700	9,421
Total		28,932

Tobacco 1.24%
Turning Point Brands, Inc.	221,172	9,460

Trading Companies & Distributors 1.30%
Applied Industrial Technologies, Inc.	101,670	9,960
Total Common Stocks (cost $597,625,929)		762,148

	Principal Amount (000)

SHORT-TERM INVESTMENTS 1.23%

Repurchase Agreements 0.10%
Repurchase Agreement dated 5/28/2021, 0.00% due 6/1/2021 with Fixed Income Clearing Corp. collateralized by $646,100 of U.S. Treasury Inflation Indexed Note at 0.125% due 07/15/2024; value: $783,213; proceeds: $767,771 (cost $767,771)	$768	768
		Fair
		Value
Investments	Shares	(000)
Money Market Funds 1.02%
Fidelity Government Portfolio(c) (cost $7,790,894)	7,790,894	$7,791

Time Deposits 0.11%
CitiBank N.A.(c) (cost $865,655)	865,655	865
Total Short-Term Investments (cost $9,424,320)		9,424
Total Investments in Securities 100.79% (cost $607,050,249)		771,572
Liabilities in Excess of Other Assets (0.79)%		(6,021)
Net Assets 100.00%		$765,551

ADR	American Depositary Receipt.
CAD	Canadian Dollar.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(concluded)

SMALL CAP VALUE FUND May 31, 2021

The following is a summary of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$762,148	$–	$–	$762,148
Short-Term Investments
Repurchase Agreements	–	768	–	768
Money Market Funds	7,791	–	–	7,791
Time Deposits	–	865	–	865
Total	$770,804	$768	$–	$771,572

(1)	Refer to Note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

20	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2021

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
ASSETS:
Investments in securities, at cost	$2,324,999,940	$534,146,729	$607,050,249
Investments in securities, at fair value including $0, $0 and $ 8,404,039, respectively, of securities loaned	$3,191,416,226	$819,672,543	$771,571,858
Deposits with brokers for futures collateral	2,321,000	–	–
Receivables:
Investment securities sold	14,268,044	10,453,036	2,683,105
Capital shares sold	6,253,240	1,085,023	430,367
Dividends	4,648,104	295,591	1,032,149
From advisor (See Note 3)	35,264	75,726	–
Securities lending income receivable	–	672	701
Variation margin for futures contracts	35,797	–	–
Prepaid expenses and other assets	120,334	78,674	87,289
Total assets	3,219,098,009	831,661,265	775,805,469
LIABILITIES:
Payables:
Investment securities purchased	24,775,286	8,860,788	–
Capital shares reacquired	2,619,811	527,087	549,311
Management fee	1,412,067	516,120	483,486
12b-1 distribution plan	629,666	144,389	92,106
Directors’ fees	346,931	108,398	264,482
Fund administration	106,951	27,526	25,786
Payable for collateral due to broker for securities lending	–	–	8,656,549
Accrued expenses	367,982	160,516	182,279
Total liabilities	30,258,694	10,344,824	10,253,999
Commitments and contingent liabilities
NET ASSETS	$3,188,839,315	$821,316,441	$765,551,470
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,159,137,580	$457,405,024	$561,442,536
Total distributable earnings (loss)	1,029,701,735	363,911,417	204,108,934
Net Assets	$3,188,839,315	$821,316,441	$765,551,470

See Notes to Financial Statements.	21

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2021

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund

Net assets by class:
Class A Shares	$2,190,082,362	$504,169,862	$256,061,691
Class C Shares	$191,107,482	$25,538,018	$8,053,495
Class F Shares	$425,198,705	$45,849,518	$24,605,260
Class F3 Shares	$285,889,054	$45,553,094	$32,298,253
Class I Shares	$56,392,857	$165,431,043	$409,766,757
Class P Shares	$1,154,970	$3,602,789	$18,339,333
Class R2 Shares	$1,120,069	$1,154,418	$485,605
Class R3 Shares	$14,804,086	$15,694,504	$5,508,775
Class R4 Shares	$4,966,378	$2,859,646	$1,585,007
Class R5 Shares	$396,630	$179,182	$318,621
Class R6 Shares	$17,726,722	$11,284,367	$8,528,673
Outstanding shares by class:
Class A Shares (538.125, 198 and 378 million shares of common stock authorized, $.001 par value)	110,625,682	17,284,856	13,991,161
Class C Shares (40, 40 and 30 million shares of common stock authorized, $.001 par value)	9,805,200	1,344,527	1,222,966
Class F Shares (144.375, 66 and 63 million shares of common stock authorized, $.001 par value)	21,403,383	1,487,011	1,329,502
Class F3 Shares (88.125, 66 and 63 million shares of common stock authorized, $.001 par value)	14,198,608	1,305,835	1,374,646
Class I Shares (144.375, 66 and 315 million shares of common stock authorized, $.001 par value)	2,816,230	4,781,014	17,579,993
Class P Shares (20, 20 and 50 million shares of common stock authorized, $.001 par value)	57,961	128,566	1,083,225
Class R2 Shares (30, 30 and 30 million shares of common stock authorized, $.001 par value)	55,926	42,749	29,206
Class R3 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	752,132	564,003	323,629
Class R4 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	251,049	98,035	86,417
Class R5 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	19,813	5,174	13,649
Class R6 Shares (30, 43.5 and 82.75 million shares of common stock authorized, $.001 par value)	880,625	323,547	363,093
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$19.80	$29.17	$18.30
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.01	$30.95	$19.42
Class C Shares-Net asset value	$19.49	$18.99	$6.59
Class F Shares-Net asset value	$19.87	$30.83	$18.51
Class F3 Shares-Net asset value	$20.14	$34.88	$23.50
Class I Shares-Net asset value	$20.02	$34.60	$23.31
Class P Shares-Net asset value	$19.93	$28.02	$16.93
Class R2 Shares-Net asset value	$20.03	$27.00	$16.63
Class R3 Shares-Net asset value	$19.68	$27.83	$17.02
Class R4 Shares-Net asset value	$19.78	$29.17	$18.34
Class R5 Shares-Net asset value	$20.02	$34.63	$23.34
Class R6 Shares-Net asset value	$20.13	$34.88	$23.49

22	See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2021

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Investment income:
Dividends (net of foreign withholding taxes of $410,116, $8,363 and $457, respectively)	$24,725,973	$1,344,524	$6,362,842
Securities lending net income	–	6,081	774
Interest and other	–	52,792	–
Total investment income	24,725,973	1,403,397	6,363,616
Expenses:
Management fee	7,778,788	3,112,455	2,640,252
12b-1 distribution plan-Class A	2,536,051	638,150	292,994
12b-1 distribution plan-Class C	911,772	135,202	33,021
12b-1 distribution plan-Class F	186,104	22,306	9,326
12b-1 distribution plan-Class P	2,585	8,257	38,077
12b-1 distribution plan-Class R2	3,046	3,391	1,421
12b-1 distribution plan-Class R3	34,388	42,567	12,748
12b-1 distribution plan-Class R4	5,591	2,953	1,794
Shareholder servicing	1,025,695	328,061	248,301
Fund administration	586,158	165,998	140,813
Registration	99,035	69,242	60,030
Reports to shareholders	68,429	17,516	13,595
Professional	34,524	26,576	22,395
Directors’ fees	54,460	15,534	12,633
Custody	16,960	5,718	11,432
Other	67,005	51,522	48,949
Gross expenses	13,410,591	4,645,448	3,587,781
Expense reductions (See Note 9)	(1,340)	(312)	(245)
Fees waived and expenses reimbursed (See Note 3)	(203,064)	(447,187)	(11,432)
Net expenses	13,206,187	4,197,949	3,576,104
Net investment income (loss)	11,519,786	(2,794,552)	2,787,512
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	158,494,461	84,277,274	79,363,920
Net realized gain (loss) on futures contracts	4,854,689	–	–
Net realized gain (loss) on foreign currency related transactions	–	(653)	(2,099)
Net change in unrealized appreciation/depreciation on investments	218,184,701	(39,827,860)	107,968,282
Net change in unrealized appreciation/depreciation on futures contracts	473,671	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(35)	–
Net realized and unrealized gain (loss)	382,007,522	44,448,726	187,330,103
Net Increase in Net Assets Resulting From Operations	$393,527,308	$41,654,174	$190,117,615

See Notes to Financial Statements.	23

Statements of Changes in Net Assets

	Dividend Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020
Operations:
Net investment income (loss)	$11,519,786	$27,251,246
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	163,349,150	69,012,942
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	218,658,372	248,678,106
Net increase (decrease) in net assets resulting from operations	393,527,308	344,942,294
Distributions to shareholders:
Class A	(53,348,818)	(95,729,930)
Class C	(4,333,704)	(10,436,946)
Class F	(9,561,448)	(16,793,617)
Class F3	(6,904,942)	(11,838,066)
Class I	(1,287,099)	(2,392,268)
Class P	(29,208)	(59,181)
Class R2	(24,492)	(52,203)
Class R3	(366,716)	(843,829)
Class R4	(115,253)	(299,153)
Class R5	(11,193)	(16,041)
Class R6	(497,367)	(761,857)
Total distributions to shareholders	(76,480,240)	(139,223,091)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	294,236,762	474,532,293
Reinvestment of distributions	72,390,030	130,713,695
Cost of shares reacquired	(250,060,542)	(586,444,304)
Net increase (decrease) in net assets resulting from capital share transactions	116,566,250	18,801,684
Net increase (decrease) in net assets	433,613,318	224,520,887
NET ASSETS:
Beginning of period	$2,755,225,997	$2,530,705,110
End of period	$3,188,839,315	$2,755,225,997

24	See Notes to Financial Statements.

Growth Opportunities Fund		Small Cap Value Fund
For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020	For the Six Months Ended May 31, 2021 (unaudited)	For the Year Ended November 30, 2020

$(2,794,552)	$(2,316,331)	$2,787,512	$5,942,322

84,276,621	129,443,449	79,361,821	(41,524,623)

(39,827,895)	90,234,665	107,968,282	(13,548,099)
41,654,174	217,361,783	190,117,615	(49,130,400)

(69,456,146)	(20,723,284)	(2,209,466)	(43,991,109)
(5,338,174)	(2,005,599)	(138,140)	(3,175,002)
(5,797,936)	(1,220,792)	(116,358)	(1,745,862)
(3,409,214)	(373,366)	(273,146)	(4,068,923)
(23,573,196)	(17,636,627)	(3,521,033)	(57,227,526)
(513,944)	(183,757)	(145,738)	(3,489,331)
(163,328)	(41,760)	(3,908)	(108,411)
(2,478,074)	(883,104)	(40,717)	(990,977)
(278,865)	(54,769)	(13,387)	(233,999)
(11,783)	(4,172)	(275)	(7,774)
(1,374,851)	(336,618)	(83,256)	(1,115,468)
(112,395,511)	(43,463,848)	(6,545,424)	(116,154,382)

67,522,630	117,862,472	68,035,285	89,272,606
108,512,851	42,343,046	6,312,296	110,743,176
(101,474,291)	(363,359,557)	(94,318,915)	(199,678,996)

74,561,190	(203,154,039)	(19,971,334)	336,786
3,819,853	(29,256,104)	163,600,857	(164,947,996)

$817,496,588	$846,752,692	$601,950,613	$766,898,609
$821,316,441	$817,496,588	$765,551,470	$601,950,613

See Notes to Financial Statements.	25

Financial Highlights

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
5/31/2021(c)	$17.82	$0.07	$2.40	$2.47	$(0.06)	$(0.43)	$(0.49)
11/30/2020	16.38	0.17	2.17	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.75	0.25	1.64	1.89	(0.23)	(1.03)	(1.26)
11/30/2018	16.26	0.24	0.48	0.72	(0.24)	(0.99)	(1.23)
11/30/2017	14.82	0.25	2.43	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.27	1.38	1.65	(0.25)	(1.00)	(1.25)
Class C
5/31/2021(c)	17.55	–	2.37	2.37	– (f)	(0.43)	(0.43)
11/30/2020	16.14	0.06	2.13	2.19	(0.08)	(0.70)	(0.78)
11/30/2019	15.54	0.13	1.62	1.75	(0.12)	(1.03)	(1.15)
11/30/2018	16.06	0.12	0.47	0.59	(0.12)	(0.99)	(1.11)
11/30/2017	14.64	0.14	2.41	2.55	(0.16)	(0.97)	(1.13)
11/30/2016	14.27	0.17	1.35	1.52	(0.15)	(1.00)	(1.15)
Class F
5/31/2021(c)	17.87	0.09	2.42	2.51	(0.08)	(0.43)	(0.51)
11/30/2020	16.41	0.21	2.18	2.39	(0.23)	(0.70)	(0.93)
11/30/2019	15.77	0.29	1.63	1.92	(0.25)	(1.03)	(1.28)
11/30/2018	16.26	0.28	0.49	0.77	(0.27)	(0.99)	(1.26)
11/30/2017	14.80	0.28	2.44	2.72	(0.29)	(0.97)	(1.26)
11/30/2016	14.41	0.31	1.35	1.66	(0.27)	(1.00)	(1.27)
Class F3
5/31/2021(c)	18.11	0.10	2.45	2.55	(0.09)	(0.43)	(0.52)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.45	0.30	0.48	0.78	(0.28)	(0.99)	(1.27)
4/4/2017 to 11/30/2017(g)	14.66	0.24	1.70	1.94	(0.15)	–	(0.15)
Class I
5/31/2021(c)	18.02	0.10	2.42	2.52	(0.09)	(0.43)	(0.52)
11/30/2020	16.55	0.21	2.20	2.41	(0.24)	(0.70)	(0.94)
11/30/2019	15.91	0.29	1.65	1.94	(0.27)	(1.03)	(1.30)
11/30/2018	16.41	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.33	2.42	2.75	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.31	1.38	1.69	(0.28)	(1.00)	(1.28)
Class P
5/31/2021(c)	17.93	0.05	2.43	2.48	(0.05)	(0.43)	(0.48)
11/30/2020	16.48	0.14	2.18	2.32	(0.17)	(0.70)	(0.87)
11/30/2019	15.83	0.22	1.65	1.87	(0.19)	(1.03)	(1.22)
11/30/2018	16.34	0.21	0.48	0.69	(0.21)	(0.99)	(1.20)
11/30/2017	14.88	0.22	2.44	2.66	(0.23)	(0.97)	(1.20)
11/30/2016	14.47	0.24	1.39	1.63	(0.22)	(1.00)	(1.22)

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$19.80	14.21	(d)	0.92	(e)	0.92	(e)	0.77	(e)	$2,190,082	22	(d)
17.82	15.10		0.95		0.95		1.10		1,925,498	59
16.38	13.59		0.95		0.95		1.62		1,731,882	51
15.75	4.72		0.94		0.97		1.57		1,627,633	51
16.26	19.35		0.92		1.04		1.70		1,671,580	58
14.82	12.60		0.85		1.06		1.92		1,604,257	70

19.49	13.80	(d)	1.67	(e)	1.67	(e)	0.02	(e)	191,107	22	(d)
17.55	14.21		1.70		1.70		0.37		176,775	59
16.14	12.72		1.70		1.70		0.87		216,647	51
15.54	3.90		1.70		1.73		0.81		230,385	51
16.06	18.57		1.66		1.79		0.96		295,025	58
14.64	11.71		1.60		1.81		1.19		291,842	70

19.87	14.37	(d)	0.67	(e)	0.77	(e)	1.02	(e)	425,199	22	(d)
17.87	15.38		0.70		0.80		1.35		330,470	59
16.41	13.81		0.70		0.80		1.87		296,993	51
15.77	5.00		0.70		0.82		1.82		241,282	51
16.26	19.71		0.70		0.89		1.92		245,916	58
14.80	12.72		0.70		0.91		2.18		266,399	70

20.14	14.35	(d)	0.60	(e)	0.60	(e)	1.08	(e)	285,889	22	(d)
18.11	15.50		0.62		0.62		1.43		240,767	59
16.62	13.90		0.63		0.63		1.95		205,183	51
15.96	5.07		0.62		0.65		1.91		188,484	51
16.45	13.31	(d)	0.59	(e)	0.70	(e)	2.34	(e)	176,087	58

20.02	14.30	(d)	0.67	(e)	0.67	(e)	1.02	(e)	56,393	22	(d)
18.02	15.42		0.70		0.70		1.35		44,354	59
16.55	13.87		0.70		0.70		1.87		42,809	51
15.91	4.93		0.69		0.72		1.82		42,698	51
16.41	19.77		0.66		0.79		2.17		43,186	58
14.93	12.86		0.60		0.81		2.18		18,315	70

19.93	14.13	(d)	1.12	(e)	1.12	(e)	0.56	(e)	1,155	22	(d)
17.93	14.83		1.15		1.15		0.90		1,092	59
16.48	13.36		1.15		1.15		1.42		1,137	51
15.83	4.48		1.15		1.17		1.36		1,663	51
16.34	19.16		1.12		1.24		1.50		1,794	58
14.88	12.40		1.05		1.26		1.71		1,782	70

See Notes to Financial Statements.	27

Financial Highlights (concluded)

DIVIDEND GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
5/31/2021(c)	$18.02	$0.04	$2.44	$2.48	$(0.04)	$(0.43)	$(0.47)
11/30/2020	16.55	0.12	2.19	2.31	(0.14)	(0.70)	(0.84)
11/30/2019	15.90	0.19	1.67	1.86	(0.18)	(1.03)	(1.21)
11/30/2018	16.40	0.19	0.49	0.68	(0.19)	(0.99)	(1.18)
11/30/2017	14.93	0.20	2.46	2.66	(0.22)	(0.97)	(1.19)
11/30/2016	14.52	0.22	1.38	1.60	(0.19)	(1.00)	(1.19)
Class R3
5/31/2021(c)	17.72	0.05	2.38	2.43	(0.04)	(0.43)	(0.47)
11/30/2020	16.29	0.13	2.16	2.29	(0.16)	(0.70)	(0.86)
11/30/2019	15.67	0.21	1.63	1.84	(0.19)	(1.03)	(1.22)
11/30/2018	16.19	0.20	0.47	0.67	(0.20)	(0.99)	(1.19)
11/30/2017	14.75	0.22	2.42	2.64	(0.23)	(0.97)	(1.20)
11/30/2016	14.36	0.24	1.36	1.60	(0.21)	(1.00)	(1.21)
Class R4
5/31/2021(c)	17.80	0.08	2.40	2.48	(0.07)	(0.43)	(0.50)
11/30/2020	16.36	0.18	2.16	2.34	(0.20)	(0.70)	(0.90)
11/30/2019	15.74	0.25	1.63	1.88	(0.23)	(1.03)	(1.26)
11/30/2018	16.25	0.25	0.48	0.73	(0.25)	(0.99)	(1.24)
11/30/2017	14.81	0.26	2.42	2.68	(0.27)	(0.97)	(1.24)
11/30/2016	14.42	0.31	1.34	1.65	(0.26)	(1.00)	(1.26)
Class R5
5/31/2021(c)	18.01	0.10	2.43	2.53	(0.09)	(0.43)	(0.52)
11/30/2020	16.55	0.21	2.19	2.40	(0.24)	(0.70)	(0.94)
11/30/2019	15.90	0.29	1.66	1.95	(0.27)	(1.03)	(1.30)
11/30/2018	16.40	0.29	0.48	0.77	(0.28)	(0.99)	(1.27)
11/30/2017	14.93	0.28	2.46	2.74	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.34	1.35	1.69	(0.28)	(1.00)	(1.28)
Class R6
5/31/2021(c)	18.11	0.10	2.44	2.54	(0.09)	(0.43)	(0.52)
11/30/2020	16.62	0.23	2.20	2.43	(0.24)	(0.70)	(0.94)
11/30/2019	15.96	0.30	1.66	1.96	(0.27)	(1.03)	(1.30)
11/30/2018	16.44	0.30	0.49	0.79	(0.28)	(0.99)	(1.27)
11/30/2017	14.95	0.31	2.45	2.76	(0.30)	(0.97)	(1.27)
11/30/2016	14.52	0.43	1.28	1.71	(0.28)	(1.00)	(1.28)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.03	14.03	(d)	1.27	(e)	1.27	(e)	0.42	(e)	$1,120	22	(d)
18.02	14.67		1.30		1.30		0.76		951	59
16.55	13.16		1.30		1.30		1.26		1,045	51
15.90	4.38		1.30		1.32		1.22		1,267	51
16.40	19.01		1.27		1.39		1.37		1,335	58
14.93	12.16		1.20		1.41		1.57		1,010	70

19.68	14.04	(d)	1.17	(e)	1.17	(e)	0.51	(e)	14,804	22	(d)
17.72	14.81		1.20		1.20		0.86		13,802	59
16.29	13.31		1.20		1.20		1.37		16,221	51
15.67	4.48		1.19		1.22		1.31		17,079	51
16.19	19.10		1.14		1.27		1.47		21,399	58
14.75	12.32		1.09		1.30		1.69		23,998	70

19.78	14.23	(d)	0.85	(e)	0.85	(e)	0.83	(e)	4,966	22	(d)
17.80	15.10		0.95		0.95		1.12		4,144	59
16.36	13.54		0.95		0.95		1.62		5,504	51
15.74	4.75		0.94		0.97		1.61		4,331	51
16.25	19.42		0.93		1.04		1.71		2,171	58
14.81	12.60		0.84		1.06		2.14		316	70

20.02	14.37	(d)	0.61	(e)	0.61	(e)	1.07	(e)	397	22	(d)
18.01	15.36		0.70		0.70		1.34		395	59
16.55	13.87		0.70		0.70		1.89		272	51
15.90	5.00		0.69		0.72		1.84		248	51
16.40	19.71		0.66		0.79		1.88		201	58
14.93	12.86		0.59		0.81		2.38		314	70

20.13	14.35	(d)	0.60	(e)	0.60	(e)	1.07	(e)	17,727	22	(d)
18.11	15.50		0.62		0.62		1.43		16,977	59
16.62	13.97		0.63		0.63		1.95		13,012	51
15.96	5.06		0.62		0.65		1.89		11,344	51
16.44	19.84		0.62		0.73		2.05		13,163	58
14.95	13.03		0.49		0.70		2.99		235	70

See Notes to Financial Statements.	29

Financial Highlights

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
5/31/2021(c)	$32.07	$(0.11)	$1.73	$1.62	$(4.52)	$29.17
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.09)	3.97	3.88	(0.58)	22.21
11/30/2016	21.48	(0.07)	0.04	(0.03)	(2.54)	18.91
Class C
5/31/2021(c)	22.45	(0.15)	1.21	1.06	(4.52)	18.99
11/30/2020	18.01	(0.20)	5.99	5.79	(1.35)	22.45
11/30/2019	15.93	(0.19)	3.41	3.22	(1.14)	18.01
11/30/2018	17.08	(0.20)	0.89	0.69	(1.84)	15.93
11/30/2017	14.78	(0.18)	3.06	2.88	(0.58)	17.08
11/30/2016	17.48	(0.16)	–	(0.16)	(2.54)	14.78
Class F
5/31/2021(c)	33.64	(0.09)	1.80	1.71	(4.52)	30.83
11/30/2020	26.09	(0.08)	8.98	8.90	(1.35)	33.64
11/30/2019	22.33	(0.06)	4.96	4.90	(1.14)	26.09
11/30/2018	23.00	(0.08)	1.25	1.17	(1.84)	22.33
11/30/2017	19.54	(0.06)	4.10	4.04	(0.58)	23.00
11/30/2016	22.08	(0.04)	0.04	–	(2.54)	19.54
Class F3
5/31/2021(c)	37.47	(0.07)	2.00	1.93	(4.52)	34.88
11/30/2020	28.86	(0.05)	10.01	9.96	(1.35)	37.47
11/30/2019	24.53	(0.02)	5.49	5.47	(1.14)	28.86
11/30/2018	25.05	(0.04)	1.36	1.32	(1.84)	24.53
4/4/2017 to 11/30/2017(f)	21.60	–	3.45	3.45	–	25.05
Class I
5/31/2021(c)	37.21	(0.09)	2.00	1.91	(4.52)	34.60
11/30/2020	28.69	(0.02)	9.89	9.87	(1.35)	37.21
11/30/2019	24.41	(0.04)	5.46	5.42	(1.14)	28.69
11/30/2018	24.95	(0.05)	1.35	1.30	(1.84)	24.41
11/30/2017	21.12	(0.06)	4.47	4.41	(0.58)	24.95
11/30/2016	23.63	(0.03)	0.06	0.03	(2.54)	21.12
Class P
5/31/2021(c)	31.01	(0.13)	1.66	1.53	(4.52)	28.02
11/30/2020	24.24	(0.15)	8.27	8.12	(1.35)	31.01
11/30/2019	20.90	(0.13)	4.61	4.48	(1.14)	24.24
11/30/2018	21.72	(0.15)	1.17	1.02	(1.84)	20.90
11/30/2017	18.54	(0.12)	3.88	3.76	(0.58)	21.72
11/30/2016	21.15	(0.11)	0.04	(0.07)	(2.54)	18.54
Class R2
5/31/2021(c)	30.06	(0.15)	1.61	1.46	(4.52)	27.00
11/30/2020	23.57	(0.18)	8.02	7.84	(1.35)	30.06
11/30/2019	20.39	(0.16)	4.48	4.32	(1.14)	23.57
11/30/2018	21.26	(0.18)	1.15	0.97	(1.84)	20.39
11/30/2017	18.19	(0.15)	3.80	3.65	(0.58)	21.26
11/30/2016	20.83	(0.13)	0.03	(0.10)	(2.54)	18.19

30	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.96	(d)	1.06	(e)	1.17	(e)	(0.71	)(e)	$504,170	24	(d)
35.75		1.10		1.19		(0.42)		492,772	50
23.48		1.16		1.16		(0.39)		385,588	27
5.41		1.18		1.18		(0.51)		333,638	55
21.17		1.26		1.26		(0.43)		348,028	73
0.37		1.29		1.29		(0.39)		356,816	117

4.58	(d)	1.81	(e)	1.92	(e)	(1.49	)(e)	25,538	24	(d)
34.73		1.85		1.94		(1.15)		26,782	50
22.58		1.91		1.91		(1.14)		26,860	27
4.61		1.93		1.93		(1.27)		26,130	55
20.28		2.00		2.00		(1.17)		42,858	73
(0.39)		2.03		2.03		(1.14)		50,084	117

5.04	(d)	0.91	(e)	1.02	(e)	(0.58	)(e)	45,850	24	(d)
35.95		0.94		1.04		(0.28)		42,530	50
23.69		1.01		1.01		(0.24)		23,271	27
5.53		1.03		1.03		(0.36)		20,840	55
21.36		1.11		1.11		(0.29)		21,021	73
0.52		1.14		1.14		(0.23)		22,020	117

5.12	(d)	0.74	(e)	0.84	(e)	(0.41	)(e)	45,553	24	(d)
36.18		0.77		0.86		(0.15)		26,711	50
23.90		0.86		0.86		(0.08)		7,986	27
5.73		0.85		0.85		(0.18)		6,804	55
15.97	(d)	0.87	(e)	0.87	(e)	0.01	(e)	6,105	73

5.10	(d)	0.81	(e)	0.92	(e)	(0.48	)(e)	165,431	24	(d)
36.08		0.86		0.94		(0.05)		193,878	50
23.81		0.91		0.91		(0.15)		374,814	27
5.67		0.91		0.91		(0.20)		373,708	55
21.47		1.03		1.03		(0.30)		5,258	73
0.62		1.04		1.04		(0.14)		94,899	117

4.86	(d)	1.26	(e)	1.37	(e)	(0.93	)(e)	3,603	24	(d)
35.51		1.30		1.39		(0.60)		3,432	50
23.23		1.36		1.36		(0.58)		3,286	27
5.19		1.38		1.38		(0.71)		2,789	55
20.94		1.46		1.46		(0.62)		2,642	73
0.17		1.49		1.49		(0.59)		2,517	117

4.77	(d)	1.41	(e)	1.52	(e)	(1.09	)(e)	1,154	24	(d)
35.26		1.45		1.54		(0.76)		987	50
23.13		1.51		1.51		(0.75)		748	27
5.00		1.53		1.53		(0.87)		865	55
20.73		1.60		1.60		(0.78)		1,415	73
0.01		1.64		1.64		(0.74)		1,012	117

See Notes to Financial Statements.	31

Financial Highlights (concluded)

GROWTH OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
5/31/2021(c)	$30.83	$(0.14)	$1.66	$1.52	$(4.52)	$27.83
11/30/2020	24.11	(0.16)	8.23	8.07	(1.35)	30.83
11/30/2019	20.81	(0.14)	4.58	4.44	(1.14)	24.11
11/30/2018	21.64	(0.16)	1.17	1.01	(1.84)	20.81
11/30/2017	18.49	(0.13)	3.86	3.73	(0.58)	21.64
11/30/2016	21.11	(0.11)	0.03	(0.08)	(2.54)	18.49
Class R4
5/31/2021(c)	32.07	(0.11)	1.73	1.62	(4.52)	29.17
11/30/2020	24.97	(0.11)	8.56	8.45	(1.35)	32.07
11/30/2019	21.46	(0.09)	4.74	4.65	(1.14)	24.97
11/30/2018	22.21	(0.11)	1.20	1.09	(1.84)	21.46
11/30/2017	18.91	(0.08)	3.96	3.88	(0.58)	22.21
11/30/2016	21.48	(0.02)	(0.01)	(0.03)	(2.54)	18.91
Class R5
5/31/2021(c)	37.24	(0.08)	1.99	1.91	(4.52)	34.63
11/30/2020	28.71	(0.05)	9.93	9.88	(1.35)	37.24
11/30/2019	24.43	(0.04)	5.46	5.42	(1.14)	28.71
11/30/2018	24.97	(0.06)	1.36	1.30	(1.84)	24.43
11/30/2017	21.13	(0.04)	4.46	4.42	(0.58)	24.97
11/30/2016	23.64	(0.02)	0.05	0.03	(2.54)	21.13
Class R6
5/31/2021(c)	37.46	(0.07)	2.01	1.94	(4.52)	34.88
11/30/2020	28.86	(0.03)	9.98	9.95	(1.35)	37.46
11/30/2019	24.53	(0.03)	5.50	5.47	(1.14)	28.86
11/30/2018	25.05	(0.07)	1.39	1.32	(1.84)	24.53
11/30/2017	21.18	–	4.45	4.45	(0.58)	25.05
11/30/2016	23.65	0.01	0.06	0.07	(2.54)	21.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

32	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Total return(b) (%)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

4.82	(d)	1.31	(e)	1.42	(e)	(0.99	)(e)	$15,695	24	(d)
35.43		1.35		1.44		(0.65)		16,868	50
23.18		1.41		1.41		(0.64)		15,908	27
5.15		1.43		1.43		(0.76)		17,397	55
20.83		1.49		1.49		(0.67)		20,300	73
0.12		1.53		1.53		(0.63)		24,927	117

4.96	(d)	1.06	(e)	1.17	(e)	(0.74	)(e)	2,860	24	(d)
35.75		1.09		1.19		(0.45)		1,948	50
23.48		1.16		1.16		(0.40)		1,022	27
5.41		1.18		1.18		(0.51)		896	55
21.17		1.23		1.23		(0.40)		1,036	73
0.37		1.27		1.27		(0.12)		107	117

5.09	(d)	0.81	(e)	0.92	(e)	(0.47	)(e)	179	24	(d)
36.09		0.85		0.94		(0.16)		100	50
23.79		0.91		0.91		(0.14)		89	27
5.67		0.93		0.93		(0.26)		71	55
21.51		0.99		0.99		(0.17)		67	73
0.63		1.00		1.00		(0.11)		10	117

5.12	(d)	0.74	(e)	0.84	(e)	(0.42	)(e)	11,284	24	(d)
36.20		0.78		0.86		(0.11)		11,488	50
23.86		0.86		0.86		(0.11)		7,181	27
5.73		0.86		0.86		(0.30)		9,218	55
21.60		0.87		0.87		(0.01)		66,144	73
0.81		0.86		0.86		0.04		52	117

See Notes to Financial Statements.	33

Financial Highlights

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
5/31/2021(c)	$13.97	$0.05	$4.44	$4.49	$(0.16)	$–	$(0.16)
11/30/2020	17.48	0.11	(0.68)	(0.57)	(0.05)	(2.89)	(2.94)
11/30/2019	20.46	0.04	0.04	0.08	–	(3.06)	(3.06)
11/30/2018	23.63	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.64	(0.01)	2.11	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.02)	2.55	2.53	–	(5.06)	(5.06)
Class C
5/31/2021(c)	5.12	(0.01)	1.62	1.61	(0.14)	–	(0.14)
11/30/2020	8.23	0.01	(0.22)	(0.21)	(0.01)	(2.89)	(2.90)
11/30/2019	11.50	(0.04)	(0.17)	(0.21)	–	(3.06)	(3.06)
11/30/2018	14.67	(0.13)	(0.11)	(0.24)	–	(2.93)	(2.93)
11/30/2017	16.55	(0.11)	1.34	1.23	–	(3.11)	(3.11)
11/30/2016	20.13	(0.13)	1.61	1.48	–	(5.06)	(5.06)
Class F
5/31/2021(c)	14.14	0.05	4.50	4.55	(0.18)	–	(0.18)
11/30/2020	17.66	0.13	(0.68)	(0.55)	(0.08)	(2.89)	(2.97)
11/30/2019	20.61	0.06	0.05	0.11	–	(3.06)	(3.06)
11/30/2018	23.75	(0.04)	(0.17)	(0.21)	–	(2.93)	(2.93)
11/30/2017	24.72	0.02	2.12	2.14	–	(3.11)	(3.11)
11/30/2016	27.20	0.01	2.57	2.58	–	(5.06)	(5.06)
Class F3
5/31/2021(c)	17.90	0.10	5.69	5.79	(0.19)	–	(0.19)
11/30/2020	21.58	0.19	(0.88)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.39	0.12	0.13	0.25	–	(3.06)	(3.06)
11/30/2018	27.54	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
4/4/2017 to 11/30/2017(h)	25.41	0.05	2.08	2.13	–	–	–
Class I
5/31/2021(c)	17.76	0.10	5.64	5.74	(0.19)	–	(0.19)
11/30/2020	21.45	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.28	0.10	0.13	0.23	–	(3.06)	(3.06)
11/30/2018	27.44	(0.02)	(0.19)	(0.21)	(0.02)	(2.93)	(2.95)
11/30/2017	28.06	0.05	2.44	2.49	–	(3.11)	(3.11)
11/30/2016	30.13	0.03	2.96	2.99	–	(5.06)	(5.06)
Class P
5/31/2021(c)	12.92	0.04	4.10	4.14	(0.13)	–	(0.13)
11/30/2020	16.38	0.08	(0.63)	(0.55)	(0.02)	(2.89)	(2.91)
11/30/2019	19.42	0.01	0.01	0.02	–	(3.06)	(3.06)
11/30/2018	22.61	(0.11)	(0.15)	(0.26)	–	(2.93)	(2.93)
11/30/2017	23.75	(0.05)	2.02	1.97	–	(3.11)	(3.11)
11/30/2016	26.43	(0.07)	2.45	2.38	–	(5.06)	(5.06)

34	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total Expense after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$18.30	32.40 (d)	1.16	(e)	1.16	(e)	0.65	(e)	$256,062	44	(d)
13.97	(4.40)	1.19		1.19		0.87		200,419	72
17.48	2.56	1.20		1.20		0.25		267,864	95
20.46	(0.97)	1.18		1.18		(0.33)		327,333	42
23.63	9.43	1.18		1.18		(0.05)		385,542	56
24.64	13.14	1.21		1.21		(0.11)		416,989	44

6.59	32.03 (d)	1.90	(e)	1.91	(e)	(0.16	)(e)	8,053	44	(d)
5.12	(5.22)	1.94		1.94		0.13		5,484	72
8.23	1.81	1.95		1.95		(0.50)		9,231	95
11.50	(1.70)	1.93		1.93		(1.08)		11,331	42
14.67	8.64	1.93		1.93		(0.76)		25,985	56
16.55	12.32	1.96		1.96		(0.86)		33,269	44

18.51	32.50 (d)	1.00	(e)	1.00	(e)	0.59	(e)	24,605	44	(d)
14.14	(4.24)	1.04		1.04		1.03		9,219	72
17.66	2.70	1.05		1.05		0.35		10,522	95
20.61	(0.81)	1.03		1.03		(0.18)		21,981	42
23.75	9.58	1.03		1.03		0.09		23,759	56
24.72	13.35	1.06		1.06		0.04		35,213	44

23.50	32.63 (d)	0.84	(e)	0.84	(e)	0.97	(e)	32,298	44	(d)
17.90	(4.09)	0.86		0.86		1.18		25,733	72
21.58	2.88	0.86		0.86		0.59		29,679	95
24.39	(0.62)	0.84		0.84		–	(g)	33,319	42
27.54	8.38 (d)	0.84	(e)	0.84	(e)	0.30	(e)	32,548	56

23.31	32.59 (d)	0.91	(e)	0.91	(e)	0.90	(e)	409,767	44	(d)
17.76	(4.18)	0.94		0.94		1.12		332,301	72
21.45	2.85	0.95		0.95		0.50		411,532	95
24.28	(0.72)	0.92		0.92		(0.08)		466,928	42
27.44	9.70	0.93		0.93		0.19		621,900	56
28.06	13.43	0.96		0.96		0.14		679,954	44

16.93	32.30 (d)	1.36	(e)	1.36	(e)	0.46	(e)	18,339	44	(d)
12.92	(4.63)	1.39		1.39		0.67		14,958	72
16.38	2.41	1.40		1.40		0.05		20,819	95
19.42	(1.17)	1.38		1.38		(0.54)		25,895	42
22.61	9.21	1.38		1.38		(0.26)		35,174	56
23.75	12.90	1.42		1.42		(0.31)		46,606	44

See Notes to Financial Statements.	35

Financial Highlights (concluded)

SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
5/31/2021(c)	$12.69	$0.02	$4.03	$4.05	$(0.11)	$–	$(0.11)
11/30/2020	16.14	0.06	(0.62)	(0.56)	–	(2.89)	(2.89)
11/30/2019	19.21	(0.01)	– (f)	(0.01)	–	(3.06)	(3.06)
11/30/2018	22.43	(0.14)	(0.15)	(0.29)	–	(2.93)	(2.93)
11/30/2017	23.62	(0.09)	2.01	1.92	–	(3.11)	(3.11)
11/30/2016	26.33	(0.09)	2.44	2.35	–	(5.06)	(5.06)
Class R3
5/31/2021(c)	12.99	0.03	4.12	4.15	(0.12)	–	(0.12)
11/30/2020	16.46	0.07	(0.63)	(0.56)	(0.02)	(2.89)	(2.91)
11/30/2019	19.50	– (f)	0.02	0.02	–	(3.06)	(3.06)
11/30/2018	22.70	(0.11)	(0.16)	(0.27)	–	(2.93)	(2.93)
11/30/2017	23.84	(0.06)	2.03	1.97	–	(3.11)	(3.11)
11/30/2016	26.51	(0.07)	2.46	2.39	–	(5.06)	(5.06)
Class R4
5/31/2021(c)	14.00	0.05	4.45	4.50	(0.16)	–	(0.16)
11/30/2020	17.49	0.11	(0.69)	(0.58)	(0.02)	(2.89)	(2.91)
11/30/2019	20.47	0.05	0.03	0.08	–	(3.06)	(3.06)
11/30/2018	23.64	(0.07)	(0.17)	(0.24)	–	(2.93)	(2.93)
11/30/2017	24.65	(0.02)	2.12	2.10	–	(3.11)	(3.11)
11/30/2016	27.17	(0.05)	2.59	2.54	–	(5.06)	(5.06)
Class R5
5/31/2021(c)	17.78	0.11	5.64	5.75	(0.19)	–	(0.19)
11/30/2020	21.47	0.18	(0.88)	(0.70)	(0.10)	(2.89)	(2.99)
11/30/2019	24.31	0.13	0.09	0.22	–	(3.06)	(3.06)
11/30/2018	27.47	(0.03)	(0.17)	(0.20)	(0.03)	(2.93)	(2.96)
11/30/2017	28.08	0.03	2.47	2.50	–	(3.11)	(3.11)
11/30/2016	30.14	0.04	2.96	3.00	–	(5.06)	(5.06)
Class R6
5/31/2021(c)	17.89	0.10	5.69	5.79	(0.19)	–	(0.19)
11/30/2020	21.57	0.18	(0.87)	(0.69)	(0.10)	(2.89)	(2.99)
11/30/2019	24.38	0.11	0.14	0.25	–	(3.06)	(3.06)
11/30/2018	27.53	– (f)	(0.19)	(0.19)	(0.03)	(2.93)	(2.96)
11/30/2017	28.12	0.07	2.45	2.52	–	(3.11)	(3.11)
11/30/2016	30.15	0.07	2.96	3.03	–	(5.06)	(5.06)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.

36	See Notes to Financial Statements.

		Ratios to Average Net Assets:					Supplemental Data:
Net asset value, end of period	Total return(b) (%)	Total Expense after waivers and/or reimbursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$16.63	32.16 (d)	1.51	(e)	1.51	(e)	0.28 (e)	$486	44	(d)
12.69	(4.74)	1.54		1.54		0.52	441	72
16.14	2.25	1.55		1.55		(0.09)	603	95
19.21	(1.33)	1.53		1.53		(0.68)	656	42
22.43	9.03	1.53		1.53		(0.41)	682	56
23.62	12.81	1.57		1.57		(0.42)	381	44

17.02	32.23 (d)	1.41	(e)	1.41	(e)	0.40 (e)	5,509	44	(d)
12.99	(4.67)	1.44		1.44		0.62	4,354	72
16.46	2.33	1.45		1.45		0.01	5,713	95
19.50	(1.16)	1.43		1.43		(0.54)	6,080	42
22.70	9.17	1.42		1.42		(0.29)	7,728	56
23.84	12.89	1.44		1.44		(0.33)	7,238	44

18.34	32.42 (d)	1.16	(e)	1.16	(e)	0.65 (e)	1,585	44	(d)
14.00	(4.43)	1.19		1.19		0.84	1,218	72
17.49	2.55	1.20		1.20		0.28	2,750	95
20.47	(0.96)	1.18		1.18		(0.33)	1,851	42
23.64	9.43	1.18		1.18		(0.08)	3,448	56
24.65	13.19	1.19		1.19		(0.20)	1,234	44

23.34	32.60 (d)	0.90	(e)	0.90	(e)	0.95 (e)	319	44	(d)
17.78	(4.17)	0.94		0.94		1.15	26	72
21.47	2.85	0.93		0.93		0.64	55	95
24.31	(0.74)	0.92		0.92		(0.10)	13	42
27.47	9.73	0.92		0.92		0.12	345	56
28.08	13.46	0.94		0.94		0.17	15	44

23.49	32.65 (d)	0.84	(e)	0.84	(e)	0.97 (e)	8,529	44	(d)
17.89	(4.10)	0.86		0.86		1.18	7,798	72
21.57	2.89	0.86		0.86		0.54	8,129	95
24.38	(0.62)	0.84		0.84		– (g)	20,220	42
27.53	9.79	0.84		0.84		0.28	23,145	56
28.12	13.58	0.85		0.85		0.27	28,895	44

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company consists of the following three funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Dividend Growth Fund (“Dividend Growth Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Lord Abbett Small-Cap Value Series (“Small Cap Value Fund”).

Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation. Each Fund has eleven active share classes: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange

Notes to Financial Statements (unaudited)(continued)

traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2017 through November 30, 2020. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in

Notes to Financial Statements (unaudited)(continued)

foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of May 31, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee for Dividend Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.49%

The management fee for Growth Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.65%
Next $1 billion	.60%
Over $3 billion	.58%

The management fee for Small Cap Value Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.75%
Over $2 billion	.70%

For the six months ended May 31, 2021, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Dividend Growth Fund	.53%
Growth Opportunities Fund	.64%
Small Cap Value Fund	.75%

Notes to Financial Statements (unaudited)(continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended May 31, 2021:

Fund	Fund Administration Fee
Dividend Growth Fund	$16,960
Growth Opportunities Fund	$5,718
Small Cap Value Fund	$11,432

For the period ended May 31, 2021, and continuing through March 31, 2022, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Growth Opportunities Fund
Classes	Effective April 1, 2021	Prior to April 1, 2021
A, C, F, I, R2, R3, R4 and R5	0.81%	0.81%
F3 and R6	0.73%	0.75%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F Share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	For the six months ended May 31, 2021, and continuing through March 31, 2022, the Distributor has contractually agreed to waive Dividend Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Funds’ Board of Directors.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2021:

	Distributor Commissions	Dealers’ Concessions
Dividend Growth Fund	$200,026	$1,076,299
Growth Opportunities Fund	49,747	266,233
Small Cap Value Fund	16,975	93,759

Distributor received the following amount of CDSCs for the six months ended May 31, 2021:

	Class A	Class C
Dividend Growth Fund	$5,493	$5,725
Growth Opportunities Fund	350	1,668
Small Cap Value Fund	647	302

Notes to Financial Statements (unaudited)(continued)

Other Related Parties

As of May 31, 2021, the percentages of Growth Opportunities Fund’s and Small Cap Value Fund’s outstanding shares owned by each Fund that invests principally in affiliated mutual funds managed by Lord Abbett (“Fund of Funds”) were as follows:

		Underlying Funds
Fund of Funds	Growth Opportunities Fund	Small Cap Value Fund
Alpha Strategy Fund	–	21.79%
Multi-Asset Balanced Opportunities Fund	12.98%	–
Multi-Asset Income Fund	3.58%	–

One Director and certain of the Funds’ officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly for Dividend Growth Fund and annually for Growth Opportunities Fund and Small Cap Value Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2021 and fiscal year ended November 30, 2020 was as follows:

	Dividend Growth Fund		Growth Opportunities Fund
	Six Months Ended 5/31/2021 (unaudited)	Year Ended 11/30/2020	Six Months Ended 5/31/2021 (unaudited)	Year Ended 11/30/2020
Distributions paid from:
Ordinary income	$10,537,197	$33,087,102	$19,403,219	$–
Net long-term capital gains	65,943,043	106,135,989	92,992,292	43,463,848
Total distributions paid	$76,480,240	$139,223,091	$112,395,511	$43,463,848

	Small Cap Value Fund
	Six Months Ended 5/31/2021 (unaudited)	Year Ended 11/30/2020
Distributions paid from:
Ordinary income	$6,545,424	$2,988,700
Net long-term capital gains	–	113,165,682
Total distributions paid	$6,545,424	$116,154,382

As of May 31, 2021, the following fund had capital losses, which will carry forward indefinitely:

Small Cap Value Fund      36,653,083

Notes to Financial Statements (unaudited)(continued)

As of May 31 2021, the aggregate unrealized security gains and losses based on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Dividend Growth Fund	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$2,330,726,072	$537,133,486	$612,014,117
Gross unrealized gain	869,442,972	292,894,985	171,426,272
Gross unrealized loss	(7,678,134)	(10,355,928)	(11,868,531)
Net unrealized security gain (loss)	$861,764,838	$282,539,057	$159,557,741

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2021 were as follows:

	Purchases	Sales
Dividend Growth Fund	$647,793,302	$622,879,074
Growth Opportunities Fund	196,107,859	243,268,448
Small Cap Value Fund	298,645,228	323,391,996

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2021.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended May 31, 2021, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/Loss
Dividend Growth Fund	$–	$1,038,343	$(12,844)
Growth Opportunities Fund	803,737	–	–
Small Cap Value Fund	–	–	–

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Dividend Growth Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended May 31, 2021 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2021, the Fund had futures contracts with unrealized appreciation of $1,074,684. Amounts of $4,854,689 and $473,671 are included in the Statements of Operations related to futures contracts under the captions Net realized gain (loss) on futures contracts and Net change in unrealized appreciation/depreciation on futures contracts, respectively. The average number of futures contracts throughout the period was 192.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Dividend Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$57,055,768	$–	$57,055,768
Total	$57,055,768	$–	$57,055,768

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$57,055,768	$–	$–	$–	$57,055,768
Total	$57,055,768	$–	$–	$–	$57,055,768

		Growth Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$11,381,079	$–	$11,381,079
Total	$11,381,079	$–	$11,381,079

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,381,079	$–	$–	$–	$11,381,079
Total	$11,381,079	$–	$–	$–	$11,381,079

Notes to Financial Statements (unaudited)(continued)

			Small Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$767,771	$–	$767,771
Total	$767,771	$–	$767,771

	Net Amounts of	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$767,771	$–	$–	$–	$767,771
Total	$767,771	$–	$–	$–	$767,771

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of May 31, 2021.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended May 31, 2021, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended May 31, 2021, the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

Notes to Financial Statements (unaudited)(continued)

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

For the six months ended May 31, 2021, the Funds did not utilize the Facilities.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended May 31, 2021, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of May 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Small Cap Value Fund	$8,404,039	$8,656,549

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

Notes to Financial Statements (unaudited)(continued)

14.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies and/or sectors in which the Funds invest.

Dividend Growth Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. Also, equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a favorable market. Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Securities of mid-sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized companies may be less well-known and less widely held and trade less frequently and in more limited volume than the securities of large cap company stocks. Mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Growth Opportunities Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Due to the Fund’s investment exposure to American Depositary Receipts and foreign companies and emerging markets, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Small Cap Value Fund has particular risks associated with small company value stocks. Small company value stocks may perform differently than the market as a whole and other types of stocks, such as large company stocks or growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small cap company stocks may be more volatile and less liquid than large cap company stocks, especially over the short term. The securities of small companies may be less well-known and less widely held and trade less

Notes to Financial Statements (unaudited)(continued)

frequently and in more limited volume than the securities of large cap company stocks. Small companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform. Also, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors, and others, can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Dividend Growth Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,481,951	$119,592,928	15,145,035	$227,111,365
Converted from Class C*	588,281	11,001,974	2,476,262	39,387,781
Reinvestment of distributions	2,922,217	51,768,985	5,936,420	93,169,383
Shares reacquired	(7,418,554)	(136,507,942)	(21,222,926)	(322,725,974)
Increase	2,573,895	$45,855,945	2,334,791	$36,942,555

Class C Shares
Shares sold	1,160,288	$21,138,749	2,165,435	$32,608,780
Reinvestment of distributions	235,275	4,089,100	616,096	9,596,875
Shares reacquired	(1,062,924)	(19,202,384)	(3,619,249)	(54,312,420)
Converted to Class A*	(597,414)	(11,001,974)	(2,512,889)	(39,387,781)
Decrease	(264,775)	$(4,976,509)	(3,350,607)	$(51,494,546)

Notes to Financial Statements (unaudited)(continued)

Dividend Growth Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	5,244,661	$96,847,805	8,763,581	$137,257,281
Reinvestment of distributions	431,215	7,666,874	787,615	12,370,097
Shares reacquired	(2,763,925)	(50,842,567)	(9,155,551)	(128,284,123)
Increase	2,911,951	$53,672,112	395,645	$21,343,255

Class F3 Shares
Shares sold	2,260,847	$42,638,339	3,578,079	$56,446,055
Reinvestment of distributions	382,849	6,904,305	744,700	11,838,038
Shares reacquired	(1,739,772)	(32,864,084)	(3,370,069)	(52,762,355)
Increase	903,924	$16,678,560	952,710	$15,521,738

Class I Shares
Shares sold	530,635	$10,007,672	855,554	$13,227,207
Reinvestment of distributions	71,732	1,286,500	147,676	2,345,522
Shares reacquired	(247,839)	(4,624,467)	(1,127,569)	(16,507,536)
Increase (decrease)	354,528	$6,669,705	(124,339)	$(934,807)

Class P Shares
Shares sold	2,880	$53,674	9,480	$146,313
Reinvestment of distributions	1,640	29,208	3,732	59,181
Shares reacquired	(7,474)	(145,153)	(21,263)	(310,941)
Decrease	(2,954)	$(62,271)	(8,051)	$(105,447)

Class R2 Shares
Shares sold	3,299	$61,842	5,328	$85,878
Reinvestment of distributions	1,326	23,718	3,110	49,655
Shares reacquired	(1,452)	(26,546)	(18,800)	(257,934)
Increase (decrease)	3,173	$59,014	(10,362)	$(122,401)

Class R3 Shares
Shares sold	96,890	$1,804,387	147,315	$2,264,273
Reinvestment of distributions	20,856	366,716	53,902	843,829
Shares reacquired	(144,519)	(2,621,911)	(418,039)	(6,437,495)
Decrease	(26,773)	$(450,808)	(216,822)	$(3,329,393)

Class R4 Shares
Shares sold	27,808	$514,810	84,229	$1,283,532
Reinvestment of distributions	4,080	72,216	10,454	164,060
Shares reacquired	(13,628)	(252,864)	(198,230)	(3,166,984)
Increase (decrease)	18,260	$334,162	(103,547)	$(1,719,392)

Class R5 Shares
Shares sold	1,496	$27,918	10,651	$166,940
Reinvestment of distributions	625	11,193	1,014	16,041
Shares reacquired	(4,229)	(78,024)	(6,190)	(102,791)
Increase (decrease)	(2,108)	$(38,913)	5,475	$80,190

Class R6 Shares
Shares sold	84,491	$1,548,638	244,715	$3,934,669
Reinvestment of distributions	9,500	171,215	16,389	261,014
Shares reacquired	(151,048)	(2,894,600)	(106,305)	(1,575,751)
Increase (decrease)	(57,057)	$(1,174,747)	154,799	$2,619,932

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,029,292	$30,686,227	2,419,267	$58,861,892
Converted from Class C*	36,735	1,081,598	181,357	4,754,330
Reinvestment of distributions	2,267,685	66,601,897	839,801	19,894,886
Shares reacquired	(1,414,499)	(41,918,354)	(3,515,115)	(86,534,033)
Increase (decrease)	1,919,213	$56,451,368	(74,690)	$(3,022,925)

Class C Shares
Shares sold	98,702	$1,943,315	267,056	$4,435,421
Reinvestment of distributions	277,273	5,320,876	117,418	1,960,881
Shares reacquired	(168,277)	(3,311,935)	(424,391)	(7,285,535)
Converted to Class A*	(56,316)	(1,081,598)	(258,332)	(4,754,330)
Increase (decrease)	151,382	$2,870,658	(298,249)	$(5,643,563)

Class F Shares
Shares sold	208,856	$6,547,187	883,151	$23,241,611
Reinvestment of distributions	184,679	5,730,582	48,456	1,202,679
Shares reacquired	(170,914)	(5,355,889)	(559,202)	(13,671,043)
Increase	222,621	$6,921,880	372,405	$10,773,247

Class F3 Shares
Shares sold	626,250	$22,211,871	555,999	$17,103,658
Reinvestment of distributions	97,184	3,409,214	13,528	373,366
Shares reacquired	(130,565)	(4,603,808)	(133,255)	(3,977,835)
Increase	592,869	$21,017,277	436,272	$13,499,189

Class I Shares
Shares sold	34,196	$1,214,329	201,314	$5,551,157
Reinvestment of distributions	677,010	23,566,711	643,132	17,634,691
Shares reacquired	(1,140,865)	(40,517,306)	(8,698,299)	(240,612,850)
Decrease	(429,659)	$(15,736,266)	(7,853,853)	$(217,427,002)

Class P Shares
Shares sold	9,106	$276,956	20,677	$495,316
Reinvestment of distributions	18,193	513,944	8,007	183,757
Shares reacquired	(9,408)	(261,206)	(53,578)	(1,248,744)
Increase (decrease)	17,891	$529,694	(24,894)	$(569,671)

Class R2 Shares
Shares sold	15,161	$422,337	28,129	$643,847
Reinvestment of distributions	3,969	108,120	1,042	23,214
Shares reacquired	(9,207)	(260,041)	(28,095)	(630,859)
Increase	9,923	$270,416	1,076	$36,202

Class R3 Shares
Shares sold	54,738	$1,590,422	124,685	$2,936,480
Reinvestment of distributions	88,313	2,478,074	38,682	883,104
Shares reacquired	(126,221)	(3,615,645)	(275,893)	(6,761,848)
Increase (decrease)	16,830	$452,851	(112,526)	$(2,942,264)

Notes to Financial Statements (unaudited)(continued)

Growth Opportunities Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	34,384	$1,011,486	33,488	$837,689
Reinvestment of distributions	9,492	278,864	2,311	54,769
Shares reacquired	(6,592)	(193,483)	(15,965)	(413,128)
Increase	37,284	$1,096,867	19,834	$479,330

Class R5 Shares
Shares sold	2,608	$94,241	3,460	$92,243
Reinvestment of distributions	338	11,783	152	4,172
Shares reacquired	(446)	(15,511)	(4,027)	(109,496)
Increase (decrease)	2,500	$90,513	(415)	$(13,081)

Class R6 Shares
Shares sold	43,161	$1,524,259	124,983	$3,663,158
Reinvestment of distributions	14,047	492,786	4,622	127,527
Shares reacquired	(40,361)	(1,421,113)	(71,782)	(2,114,186)
Increase	16,847	$595,932	57,823	$1,676,499

Small Cap Value Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	925,718	$15,873,133	1,506,049	$19,124,760
Converted from Class C*	7,248	118,853	34,596	416,456
Reinvestment of distributions	141,315	2,051,899	2,656,952	39,907,424
Shares reacquired	(1,428,685)	(23,597,782)	(5,173,744)	(65,731,630)
Decrease	(354,404)	$(5,553,897)	(976,147)	$(6,282,990)

Class C Shares
Shares sold	427,364	$2,708,125	215,913	$1,010,520
Reinvestment of distributions	26,211	137,344	548,828	3,045,992
Shares reacquired	(281,149)	(1,700,488)	(721,631)	(3,529,274)
Converted to Class A*	(20,101)	(118,853)	(93,981)	(416,456)
Increase (decrease)	152,325	$1,026,128	(50,871)	$110,782

Class F Shares
Shares sold	1,627,404	$29,121,001	302,144	$3,894,088
Reinvestment of distributions	7,306	107,177	103,776	1,575,324
Shares reacquired	(957,335)	(17,060,210)	(349,586)	(4,492,718)
Increase	677,375	$12,167,968	56,334	$976,694

Class F3 Shares
Shares sold	161,729	$3,526,222	444,470	$6,568,129
Reinvestment of distributions	14,669	273,146	212,091	4,067,898
Shares reacquired	(239,344)	(5,082,865)	(594,213)	(9,382,671)
Increase (decrease)	(62,946)	$(1,283,497)	62,348	$1,253,356

Class I Shares
Shares sold	604,988	$12,840,818	3,427,861	$51,656,306
Reinvestment of distributions	190,368	3,516,095	2,998,650	57,124,282
Shares reacquired	(1,923,516)	(40,218,701)	(6,905,247)	(103,075,268)
Increase (decrease)	(1,128,160)	$(23,861,788)	(478,736)	$5,705,320

Notes to Financial Statements (unaudited)(concluded)

Small Cap Value Fund		Six Months Ended May 31, 2021 (unaudited )		Year Ended November 30, 2020
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	87,766	$1,426,533	191,966	$2,072,047
Reinvestment of distributions	10,843	145,735	250,552	3,487,685
Shares reacquired	(172,912)	(2,651,836)	(556,339)	(6,607,420)
Decrease	(74,303)	$(1,079,568)	(113,821)	$(1,047,688)

Class R2 Shares
Shares sold	1,070	$16,206	13,226	$152,765
Reinvestment of distributions	296	3,908	6,806	93,108
Shares reacquired	(6,918)	(103,706)	(22,620)	(226,173)
Increase (decrease)	(5,552)	$(83,592)	(2,588)	$19,700

Class R3 Shares
Shares sold	64,762	$1,011,341	52,799	$586,493
Reinvestment of distributions	3,011	40,717	70,784	990,977
Shares reacquired	(79,267)	(1,212,706)	(135,603)	(1,569,798)
Increase (decrease)	(11,494)	$(160,648)	(12,020)	$7,672

Class R4 Shares
Shares sold	14,684	$234,657	38,393	$492,208
Reinvestment of distributions	216	3,141	5,169	77,794
Shares reacquired	(15,457)	(248,575)	(113,833)	(1,792,612)
Decrease	(557)	$(10,777)	(70,271)	$(1,222,610)

Class R5 Shares
Shares sold	13,362	$304,004	3,116	$57,825
Reinvestment of distributions	15	275	408	7,774
Shares reacquired	(1,189)	(24,826)	(4,638)	(67,829)
Increase (decrease)	12,188	$279,453	(1,114)	$(2,230)

Class R6 Shares
Shares sold	44,716	$973,245	247,708	$3,657,465
Reinvestment of distributions	1,766	32,859	19,026	364,918
Shares reacquired	(119,156)	(2,417,220)	(207,764)	(3,203,603)
Increase (decrease)	(72,674)	$(1,411,116)	58,970	$818,780

(a)	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.

Approval of Advisory Contract

Research Fund

(Lord Abbett Dividend Growth Fund, Lord Abbett Growth Opportunities Fund, and Lord Abbett Small-Cap Value Fund)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of an appropriate benchmark; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Small Cap Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and an appropriate benchmark as of various periods ended June 30, 2020. As to Dividend Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year period, but below the median of the performance peer group for the ten-year period. With respect to Dividend Growth Fund, the Board took into account changes to the Fund’s portfolio management team. As to Growth Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three, and five-year periods, but below the median of the performance peer group for the ten-year period. As to Small Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, five-, and ten-year periods, but above the median of the performance peer group for the three-year period. The Board also observed that the Small Cap Value Fund outperformed its benchmark for the one- and three-year periods. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by, and expense level of, each Fund were reasonable in light of all of the factors it considered and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data

Approval of Advisory Contract (concluded)

and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. With respect to each Fund, the Board concluded that the existence of one or more contractual breakpoints in the existing management fee schedule adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Research Fund, Inc. Lord Abbett Dividend Growth Fund Lord Abbett Growth Opportunities Fund Lord Abbett Small-Cap Value Series	LARF-3 (07/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: July 29, 2021

By:	/s/Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: July 29, 2021